PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

NOTE 20. PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
The U.S. federal government treats cannabis as subject to the limits of Internal Revenue Code (“IRC”) Section 280E for U.S. federal income tax purposes, which also applies to certain states. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to cost of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, certain states including California, Illinois, Massachusetts, Michigan, New York, and Pennsylvania do not conform to IRC Section 280E and, accordingly, the Company generally deducts all operating expenses on its income tax returns in these states.

During 2024, Pennsylvania decoupled from the application of IRC Section 280E for certain medical cannabis businesses operating in the state of Pennsylvania beginning for taxable years beginning on or after January 1, 2024.
The Company is treated as a United States corporation for U.S. federal income tax purposes under IRC Section 7874 and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company, as defined in the Income Tax Act (Canada), for Canadian income tax purposes. As a result, the Company is subject to taxation both in Canada and the United States.

Loss before income taxes after the adoption of ASU 2023-09 consists of the following for the year ended December 31, 2025:

($ in thousands)	December 31, 2025
Loss before income taxes
U.S.	$(94,232)
Foreign	(1,190)
Total	$(95,422)
Provision for income taxes consists of the following for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Provision (benefit) for income taxes
Current tax expense
U.S. Federal	$50,567	$53,403
U.S. State and local	(1,799)	(737)
Foreign	—	—
Total current tax expense	$48,768	$52,666

Deferred tax expense
U.S. Federal	$(1,922)	$(1,391)
U.S. State and local	(2,224)	(1,402)
Foreign	—	—
Total deferred tax expense	$(4,146)	$(2,793)

Total income tax expense
U.S. Federal	$48,645	$52,012
U.S. State and local	(4,023)	(2,139)
Foreign	—	—
Total income tax expense	$44,622	$49,873
As of December 31, 2025 and 2024, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	December 31, 2025	December 31, 2024
Deferred tax assets
Share-based compensation	$3,028	$4,040
Net operating losses	36,116	35,785
Inventory	103	99
Lease liabilities	37,306	38,915
Tax receivable agreement	13,629	16,407
Other	6,820	1,770
Total deferred tax assets	$97,002	$97,016

Deferred tax liabilities
ROU assets	$(10,707)	$(12,781)
Property, plant and equipment	(9,938)	(8,700)
Intangible assets	(56,294)	(62,692)
Total deferred tax liabilities	$(76,939)	$(84,173)

Valuation allowance	$(40,181)	$(38,666)
Net deferred tax liabilities	$(20,118)	$(25,823)
As of December 31, 2025, the Company had the following loss carryforwards:
•$45.4 million of non-capital Canadian losses which expire from 2038-2045, which are fully offset by a valuation allowance.
•$51.1 million of U.S. federal net operating losses which have an indefinite carryforward period, which are fully offset by a valuation allowance.
•$157.9 million of state net operating losses, which expire in 2038-2045. $136.4 million of state net operating loss carryforwards are offset by a valuation allowance.

As of December 31, 2024, the Company had the following loss carryforwards:
•$41.9 million of non-capital Canadian losses which expire from 2038-2043, which are fully offset by a valuation allowance.
•$53.2 million of U.S. federal net operating losses which have an indefinite carryforward period, a portion of which are not recorded as the Company does not consider these to be more-likely-than-not to be realized. These are fully offset by a valuation allowance.
•$162.9 million of state net operating losses, which expire in 2038-2043. $160.7 million of state net operating loss carryforwards are offset by a valuation allowance.

A valuation allowance to reflect management’s estimate of the temporary deductible differences that may expire prior to their utilization has been recorded at December 31, 2025 and 2024. During the years ended December 31, 2025 and 2024, the Company decreased its tax asset by $2.8 million and increased its tax asset by $1.0 million, respectively, related to the step-up in basis from shareholder redemption activity under the tax receivable agreement for Cresco Labs LLC. The 2025 and 2024 step-up in basis would have been a decrease of $5.6 million and increase of $68.9 million, respectively, if not for the Company’s uncertain tax positions. In 2025 and 2024, the Company also recognized a decrease to the tax receivable agreement liability of $5.6 million and an increase of $68.9 million, respectively, related to estimated payables to certain shareholders.
After the adoption of ASU 2023-09, the reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate for the year ended December 31, 2025 is as follows:

($ in thousands)	December 31, 2025
	Amount	Percent
U.S. federal statutory tax rate	$(20,038)	21.0%
State and local income taxes, net of federal income tax effects[1]	(5,670)	5.9%
Foreign Tax Effects
Canada
Effect of rates different than statutory	150	(0.2)%
Changes in valuation allowances	1,282	(1.3)%
FX rate changes	(561)	0.6%
Return to provision / prior period adjustments	(704)	0.7%
Other	83	(0.1)%
Changes in Valuation Allowances	3,745	(3.9)%
Nontaxable or Nondeductible Items
Goodwill impairment	15,815	(16.6)%
Share-based payment awards	—	—%
Pass through and non-controlling entities	(2,868)	3.0%
Penalties and interest	—	—%
Tax receivable agreement	—	—%
Debt modification	—	—%
Other nondeductible items	711	(0.7)%
Changes in Unrecognized Tax Benefits	47,262	(49.5)%
Other Adjustments
Prior year provision-to-return true-ups	4,450	(4.7)%
Accrued current tax penalties and interest	827	(0.9)%
Other	138	(0.1)%
Income tax expense	$44,622
Effective tax rate		(46.8%)
[1]State taxes in California made up the majority (greater than 50%) of the tax effect in this category for the year ended December 31, 2025.
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate prior to the adoption of ASU 2023-09 was as follows for the year ended December 31, 2024:

($ in thousands)	December 31, 2024
Expected income tax expense at statutory tax rate	$(2,356)
Tax rate differences	(81)
Pass through and non-controlling entities	(5,881)
State tax expense, net	(3,292)
Uncertain tax treatment (including penalties and interest)	57,934
Share-based compensation	790
Tax penalties and interest	(230)
Change in valuation allowance	(2,802)
Change in state tax rates	(3,748)
Change in state filing methods	(2,409)
Canadian reorganization basis change	(5)
Tax receivable agreement	13,910
Adjustments to prior year provisions	(1,858)
Other	(99)
Income tax expense	$49,873

Effective tax rate	(469.8%)
After the adoption of ASU 2023-09, income taxes paid, net of refunds consists of the following the year ended December 31, 2025:

($ in thousands)	December 31, 2025
U.S. Federal	$8,982
U.S. State and local
Illinois	$(2,677)
Other	655
Total U.S. State and local	$(2,022)
Foreign:
Canada	$—
Total Foreign	$—
Total	$6,960

During 2024, the Company adopted a tax position whereby its operations are not subject to IRC Section 280E and therefore intends to deduct such expenses with a related uncertain tax liability offsetting such deductions. During 2025, the Company has maintained the same position. This is in addition to the Company’s historic uncertain tax position, whereby certain expenses incurred at dispensary locations are treated as inventoriable costs for tax purposes, reducing the impact of IRC Section 280E.

The Company records unrecognized tax benefits as liabilities in accordance with ASC 740 Income Taxes and adjusts these liabilities when judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. It is possible that additional tax distribution liabilities may become due to certain non-controlling interest members as a result of unrecognized tax benefits. While the probable amount of any future tax distribution liability cannot reasonably be estimated, the maximum future tax distribution liability associated with these unrecognized tax benefits is estimated to be $73.0 million as of December 31, 2025.
The Company accrued $10.3 million and $2.3 million in tax penalties and interest as of December 31, 2025 and 2024, respectively.
A reconciliation of the beginning and ending amount of the Company’s unrecognized tax benefits is as follows:

($ in thousands)	2025	2024
Balance at January 1	$200,499	$18,800
Reductions based on lapse of statute of limitations	(5,181)	—
Additions based on tax positions related to the current year	46,803	137,721
Additions based on tax positions related to prior years	362	43,978
Reductions based on tax positions related to the current year	(1,814)	—
Reductions based on tax positions related to prior years	(1,738)	—
Balance at December 31	$238,931	$200,499
A reconciliation of the beginning and ending amount of the Company’s Uncertain tax position liability is as follows:

($ in thousands)	2025	2024
Balance at January 1	$122,468	$20,212
Reductions based on lapse of statute of limitations	(6,607)	—
Additions based on tax positions related to the current year	46,803	53,225
Additions based on tax positions related to prior years	362	44,322
Reductions based on tax positions related to prior years	(1,861)	—
Interest and Penalties recorded in income tax expense, net of reversals	10,309	4,709
Balance at December 31	$171,474	$122,468

The Company is currently under examination by U.S. federal, state, and Canadian tax authorities. As of December 31, 2025, no additional liabilities are anticipated as a result of these examinations. With few exceptions, the Company is generally not subject to examination by tax authorities for years before 2020. In 2025, U.S. Congress passed the One Big Beautiful Bill Act (“OBBBA”), enacting significant U.S. tax reform. The Company has analyzed any material changes to its tax provision for legislative updates. The only material impact of the OBBBA on the Company was to reassess interest expense under IRC 163(j).